COVER PAGE	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	N-able, Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	7372
Entity Tax Identification Number	85-4069861
Entity Address, Address Line One	301 Edgewater Dr., Suite 306
Entity Address, City or Town	Wakefield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01880
City Area Code	781
Local Phone Number	328-6490
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001834488
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.